ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization and Nature of Operations

New Era Helium Corp. (the “Company”) is a Nevada corporation. The Company was formed on February 6, 2023, through a Reorganization Agreement and Plan Share Exchange (the “Agreement”) with Solis Partners. LLC (“Solis Partners”) as described further in the paragraph below. The Company’s primary operations include the exploration, development, and production of helium, natural gas, oil, and natural gas liquids (“NGLs”). The Company’s producing oil and gas assets and non-producing acreage are primarily located in Chaves County, New Mexico. The Company also owns overriding royalty interests located in Howard County, Texas.

On February 6, 2023, the Company entered into the Agreement with Solis Partners. Immediately prior to February 6, 2023, the Company was authorized to issue 190 million shares of common stock with a par value of $0.001 per share and 10 million shares of preferred stock with a par value of $0.001 per share. Subject to the terms of the Agreement, all issued and outstanding member interests in Solis Partners was automatically converted and exchanged for 5 million shares of the Company’s common stock.

The Company’s wholly owned subsidiary Solis Partners is a Texas limited liability company. Solis Partners owns and operates the Company’s producing oil and gas assets and non-producing acreage. The Company’s wholly owned subsidiary NEH Midstream LLC (“NEH Midstream”) is a Texas limited liability company, formed August 4, 2023. NEH Midstream is the owner of the helium offtake and tolling agreements. NEH Midstream is in the process of constructing a natural gas processing facility in which NEH Midstream will be the owner and operator.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of the Company as of September 30, 2024, and September 30, 2023, have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) issued by the Financial Accounting Standards Board (“FASB”) on a going concern basis, which contemplates the continuity of operations, the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated balance sheet as December 31, 2023, is derived from the audited financial statements. In the opinion of management, all adjustments, consisting primarily of normal recurring accruals, considered necessary for a fair presentation for the periods presented have been included. Management has made certain estimates and assumptions that affect reported amounts in the unaudited consolidated financial statements and disclosures. Actual results may differ from those estimates. Operating results for the nine months ended September 30, 2024, are not necessarily indicative of the results that may be expected for the year ended December 31, 2024 or thereafter.

These interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission regarding interim financial reporting, and the Company believes that the disclosures made are adequate to make the information not misleading. Certain disclosures have been condensed or omitted from the consolidated financial statements. Accordingly, they do not include all the information and notes required by US GAAP for complete consolidated financial statements and should be read in conjunction with the Company’s financial statements and footnotes for the year ended December 31, 2023.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exemptions emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered un the Securities and Exchange Act of 1934, as amended ) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies by any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different applications dates for public or private companies, the Company as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Risks and Uncertainties

As a producer of helium, natural gas, NGLs and oil, the Company’s revenue, profitability, and future growth are substantially dependent upon the prevailing and future prices for helium, natural gas, NGLs and oil, which are dependent upon numerous factors beyond its control such as economic, political, and regulatory developments and competition from other energy sources. The energy markets have historically been very volatile, and there can be no assurance that the prices for helium, natural gas, NGLs or oil will not be subject to wide fluctuations in the future. A substantial or extended decline in prices for helium, natural gas, NGLs and oil could have a material adverse effect on the Company’s financial position, results of operations, cash flows, the quantities of natural gas, helium, NGL and oil reserves that may be economically produced and the Company’s access to capital.

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization and Nature of Operations

New Era Helium Corp. (the “Company”) is a Nevada corporation. The Company was formed on February 6, 2023, through a Reorganization Agreement and Plan Share Exchange (the “Agreement”) with Solis Partners. LLC (“Solis Partners”) as described further in the paragraph below. The Company’s primary operations include the exploration, development, and production of helium, natural gas, oil, and natural gas liquids (“NGLs”). The Company’s producing oil and gas assets and non-producing acreage are primarily located in Chaves County, New Mexico. The Company also owns overriding royalty interests located in Howard County, Texas.

On February 6, 2023, the Company entered into the Agreement with Solis Partners. Immediately prior to February 6, 2023, the Company was authorized to issue 190 million shares of common stock with a par value of $0.001 per share and 10 million shares of preferred stock with a par value of $0.001 per share. Subject to the terms of the Agreement, all issued and outstanding member interests in Solis Partners was automatically converted and exchanged for 5 million shares of the Company’s common stock.

The Company’s wholly owned subsidiary Solis Partners is a Texas limited liability company. Solis Partners owns and operates the Company’s producing oil and gas assets and non-producing acreage. The Company’s wholly owned subsidiary NEH Midstream LLC (“NEH Midstream”) is a Texas limited liability company, formed August 4, 2023. NEH Midstream is the owner of the helium offtake and tolling agreements. NEH Midstream is in the process of constructing a natural gas processing facility in which NEH Midstream will be the owner and operator.

Basis of Presentation

The financial statements of the Company for the year ended December 31, 2023, and 2022 have been prepared in accordance with accounting principles general accepted in the United States of America (“US GAAP”) issued by the Financial Accounting Standards Board (“FASB”) on a going concern basis, which contemplates the continuity of operations, the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has selected December 31 as its fiscal year end. A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exemptions emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered un the Securities and Exchange Act of 1934, as amended ) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies by any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different applications dates for public or private companies, the Company as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Risks and Uncertainties

As a producer of helium, natural gas, NGLs and oil, the Company’s revenue, profitability, and future growth are substantially dependent upon the prevailing and future prices for helium, natural gas, NGLs and oil, which are dependent upon numerous factors beyond its control such as economic, political, and regulatory developments and competition from other energy sources. The energy markets have historically been very volatile, and there can be no assurance that the prices for helium, natural gas, NGLs or oil will not be subject to wide fluctuations in the future. A substantial or extended decline in prices for helium, natural gas, NGLs and oil could have a material adverse effect on the Company’s financial position, results of operations, cash flows, the quantities of natural gas, helium, NGL and oil reserves that may be economically produced and the Company’s access to capital.